Note 4 - Advances for Vessels Under Construction and Vessel Acquisition Deposits - Summary of Advances for Vessels Under Construction (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance, January 1, 2016	$ 17,753,737	$ 32,701,867
Advances for vessels under construction	5,784,204	23,254,692
Vessel acquisition deposits	3,824,668	678,796
New building vessel delivered during the period	(17,807,934)	(31,831,439)
Loss on termination and impairment of shipbuilding contracts		(7,050,179)
Vessel delivered during the period	(4,503,464)
Balance	$ 5,051,211	$ 17,753,737